SEGMENT FINANCIAL DATA	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT FINANCIAL DATA	SEGMENT FINANCIAL DATA
The Company conducts its operations through four reportable operating segments. In accordance with ASC 280 - Segment Reporting, the Company's segments maintain separate financial information for which results of operations are evaluated on a regular basis by the Company's CODM in deciding how to allocate resources and in assessing performance.

•Climate Solutions Americas ("CSA") provides products, controls, services and solutions to meet the heating, cooling and ventilation needs of residential and commercial customers in North and South America while enhancing building performance, health, energy efficiency and sustainability.
•Climate Solutions Europe ("CSE") provides products, controls, services and solutions to meet the heating, cooling and ventilation needs of residential and commercial customers in Europe while enhancing building performance, health, energy efficiency and sustainability.
•Climate Solutions Asia Pacific, Middle East & Africa ("CSAME") provides products, controls, services and solutions to meet the heating, cooling and ventilation needs of residential and commercial customers in Asia Pacific, the Middle East and Africa while enhancing building performance, health, energy efficiency and sustainability.
•Climate Solutions Transportation ("CST") includes global transport refrigeration and monitoring products, services and digital solutions for trucks, trailers, shipping containers, intermodal and rail.

The Corporate and other category primarily includes corporate administrative functions such as tax, treasury, internal audit, legal and human resources. A portion of these costs and costs associated with shared service centers that provide transaction processing, accounting and other business support functions are allocated to the reportable segments.

Segment operating profit is the measure of profit and loss that the Company’s CODM, the Chief Executive Officer (“CEO”), uses to evaluate the financial performance of the business and as the basis for resource allocation, performance reviews and compensation. It represents operating profit (a GAAP measure) adjusted to exclude restructuring costs, amortization of acquired intangible assets and other significant items of a nonoperational nature. Targets are established on an annual basis and used by the CODM throughout the year to compare with actual results. Quarterly forecasts supplement annual targets and provide incremental information utilized to assess the performance of a segment. Variance analysis further provides insight into segment end-markets and operational cost optimization. These results also support the CODM to manage the Company’s business portfolio.
Consistent with the management approach for segment reporting, the tables below present reported external net sales and significant expense categories for each of the Company’s segments that are regularly provided to the CODM and included in its reported measure of segment profit or loss. The Company manages research and development costs on a global basis and allocates these costs to the reportable segments.

A summary of results by reportable segment are as follows:

	For the Year Ended December 31, 2024
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$10,527	$4,984	$3,500	$3,475	$22,486
Cost of goods sold	(6,997)	(3,368)	(2,579)	(2,540)	(15,484)
Research and development	(390)	(81)	(69)	(80)	(620)
Selling, general and administrative	(962)	(1,062)	(520)	(369)	(2,913)
Equity method investment net earnings	135	(1)	92	6	232
Other income (expense), net	10	(3)	42	(7)	42
Segment operating profit	$2,323	$469	$466	$485	$3,743

	For the Year Ended December 31, 2023
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$9,615	$1,937	$3,581	$3,818	$18,951
Cost of goods sold	(6,629)	(1,410)	(2,697)	(2,854)	(13,590)
Research and development	(294)	(28)	(52)	(74)	(448)
Selling, general and administrative	(974)	(327)	(573)	(431)	(2,305)
Equity method investment net earnings	145	—	61	6	212
Other income (expense), net	(32)	5	41	29	43
Segment operating profit	$1,831	$177	$361	$494	$2,863

	For the Year Ended December 31, 2022
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$9,153	$1,631	$2,621	$3,883	$17,288
Cost of goods sold	(6,607)	(1,267)	(2,118)	(2,893)	(12,885)
Research and development	(257)	(14)	(30)	(80)	(381)
Selling, general and administrative	(809)	(262)	(353)	(415)	(1,839)
Equity method investment net earnings	105	2	149	6	262
Other income (expense), net	(28)	6	28	22	28
Segment operating profit	$1,557	$96	$297	$523	$2,473

(In millions)	2024	2023	2022
Reconciliation to Earnings before income taxes
Segment operating profit	$3,743	$2,863	$2,473

Corporate and other	(201)	(214)	(126)
Restructuring costs	(108)	(75)	(20)
Amortization of acquired intangibles	(689)	(143)	(46)
Acquisition step-up amortization	(282)	(41)	(51)
Acquisition/divestiture-related costs	(95)	(123)	(31)
Viessmann-related hedges	(86)	(96)	—
CCR gain	318	—	—
Gain on liability adjustment	46	—	—
Bridge loan financing costs	—	(3)	—
TCC Acquisition-related gain	—	(8)	705
Chubb gain	—	—	1,105
Russia/Ukraine asset impairment	—	—	(3)
Charge resulting from legal matter	—	—	(22)
Non-service pension (expense) benefit	(1)	(1)	(4)
Interest (expense) income, net	(371)	(160)	(157)
Earnings before income taxes	$2,274	$1,999	$3,823

Segment operating profit is not defined under GAAP and may not be comparable to similarly titled measures used by other companies. Measures of capital expenditures, depreciation expense, amortization expense and total assets by reportable segment are not provided to the CODM and therefore not disclosed.

Total assets are not presented for each segment as they are not presented to or reviewed by the CODM. Segment assets in the following table represent Accounts receivable, net and Inventories, net. These assets are regularly reviewed by management and are therefore reported in the following table as segment assets. All other remaining assets and liabilities for all periods presented are managed on a company-wide basis.

	Segment Assets		Capital Expenditures			Depreciation & Amortization
(In millions)	2024	2023	2024	2023	2022	2024	2023	2022
CSA	$1,405	$1,371	$198	$179	$142	$134	$120	$105
CSE	1,590	718	197	63	53	813	56	55
CSAME	952	954	48	74	41	213	241	103
CST	818	833	32	30	32	35	34	31
Total Segment	4,765	3,876	475	346	268	1,195	451	294
Corporate and other	185	27	44	93	49	37	40	34
Consolidated	$4,950	$3,903	$519	$439	$317	$1,232	$491	$328
Cash and cash equivalents	3,969	9,852
Other assets, current	972	728
Assets held for sale	—	5,093
Total current assets	$9,891	$19,576
Geographic External Sales

Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. With the exception of the U.S. as presented in the following table, there were no individually significant countries with sales exceeding 10% of total sales for the years ended December 31, 2024, 2023 and 2022.

	External Sales			Long-Lived Assets
(In millions)	2024	2023	2022	2024	2023
United States Operations	$11,294	$10,457	$9,997	$807	$795
International Operations
Europe	6,687	3,910	3,591	1,253	450
Asia Pacific	3,817	3,949	3,090	486	499
Other	688	635	610	453	416
Consolidated	$22,486	$18,951	$17,288	$2,999	$2,160